Performance Management	Sep. 29, 2025
Amana Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Performance Past Does Not Indicate Future [Text]	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year.
Bar Chart [Heading]	Annual Total Return
Bar Chart Closing [Text Block]
Best Quarter	Q2 2020	18.47%
Worst Quarter	Q1 2020	-18.01%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2025) was 8.98%.
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.

Performance Table Market Index Changed	This index replaced the prior broad-based securities market index (S&P 500 Index) to simplify Fund performance benchmarking and to reduce data expenses related to Fund benchmarks.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.saturna.com/resources/literature
Amana Income Fund | Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Amana Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Performance Past Does Not Indicate Future [Text]	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year.
Bar Chart [Heading]	Annual Total Return
Bar Chart Closing [Text Block]
Best Quarter	Q2 2020	22.63%
Worst Quarter	Q2 2022	-14.52%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2025) was 4.55%.
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.

Performance Table Market Index Changed	This index replaced the prior broad-based securities market index (S&P 500 Index) to simplify Fund performance benchmarking and to reduce data expenses related to Fund benchmarks.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.saturna.com/resources/literature
Amana Growth Fund | Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Amana Developing World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart presents the calendar year total returns of the Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Performance Past Does Not Indicate Future [Text]	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year.
Bar Chart [Heading]	Annual Total Return
Bar Chart Closing [Text Block]
Best Quarter	Q4 2020	19.46%
Worst Quarter	Q1 2020	-17.50%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2025) was 2.48%.
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index.

Performance Table Market Index Changed	This index replaced the prior broad-based securities market index (MSCI Emerging Markets Index) to simplify Fund performance benchmarking and to reduce data expenses related to Fund benchmarks.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns illustrated are only for the Fund’s Investor Shares; after-tax returns for Institutional Shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Fund’s Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.saturna.com/resources/literature
Amana Developing World Fund | Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Amana Participation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart presents the calendar year total returns of the Fund Institutional Shares before taxes (Institutional Shares are used for this chart because they represent the largest share class of the Fund). The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Performance Past Does Not Indicate Future [Text]	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year.
Bar Chart [Heading]	Annual Total Return
Bar Chart Closing [Text Block]
Best Quarter	Q2 2020	5.50%
Worst Quarter	Q1 2020	-3.44%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2025) was 3.01%.
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below presents the average annual returns of the Participation Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the previous 1 and 5 years and since the Fund’s inception on September 28, 2015, compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.saturna.com/resources/literature
Amana Participation Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.01%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020